Income taxes (Unrecognized tax benefit and LAT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized tax benefit
Balance at January 1	$ 14,005,004	$ 16,313,513	$ 8,842,239
Additions for tax positions of current year	11,592,738	6,400,006	16,313,513
Movement in current year due to foreign exchange rate fluctuation	(313,640)	(79,978)	0
Reductions for tax positions of prior years	(3,669,272)	(4,125,703)	0
Lapse of stature of limitations	(3,772,547)	(4,502,834)	(8,842,239)
Balance at December 31	17,842,283	14,005,004	$ 16,313,513
Unrecognized tax benefits if ultimately recognized, will impact the effective tax rate	$ 1,993,721	$ 8,582,351
Minimum [Member]
Income Tax [Line Items]
LAT Progressive Rate	30.00%
Minimum [Member] | LAT [Member]
Income Tax [Line Items]
Local tax levy rate	0.80%
Maximum [Member]
Income Tax [Line Items]
LAT Progressive Rate	60.00%
Maximum [Member] | LAT [Member]
Income Tax [Line Items]
Local tax levy rate	1.00%